Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Consolidated Statement of Cash Flows

The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2016	2015
Accounts receivable	(59)	249
Due from related parties	(40)	40
Materials and supplies	2	2
Prepaid expenses and other assets	(17)	12
Accounts payable	18	(26)
Accrued liabilities	52	(27)
Due to related parties	113	(95)
Accrued interest	9	(4)
Long-term accounts payable and other liabilities	6	—
Post-retirement and post-employment benefit liability	84	41

	168	192

Capital Expenditures

The following table reconciles between investments in property, plant and equipment and the amount presented in the Consolidated Statements of Cash Flows after accounting for capitalized depreciation and the net change in related accruals:

Year ended December 31 (millions of dollars)	2016	2015
Capital investments in property, plant and equipment	(1,624)	(1,622)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	30	28

Capital expenditures – property, plant and equipment	(1,594)	(1,594)

The following table reconciles between investments in intangible assets and the amount presented in the Consolidated Statements of Cash Flows after accounting for the net change in related accruals:

Year ended December 31 (millions of dollars)	2016	2015
Capital investments in intangible assets	(67)	(40)
Net change in accruals included in capital investments in intangible assets	6	3

Capital expenditures – intangible assets	(61)	(37)

Supplementary Information

Year ended December 31 (millions of dollars)	2016	2015
Net interest paid	418	416
Income taxes / PILs paid	30	2,928